Transactions with non-controlling interests - Guangzhou Pengai (Details) - CNY (¥)														12 Months Ended
	Dec. 07, 2020	Dec. 06, 2020	Mar. 25, 2020	Mar. 24, 2020	Jun. 24, 2019	Jun. 23, 2019	Jun. 01, 2019	May 27, 2019	May 16, 2019	May 15, 2019	Jun. 24, 2018	Feb. 01, 2018	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guangzhou Pengai
Carrying amount of non-controlling interests disposed of														¥ (147,000)	¥ (642,000)	¥ (1,199,000)
Less: consideration received from non-controlling interest					¥ 2,068,000						¥ 940,000	¥ 1,880,000		2,760,000	(940,000)	(1,880,000)
Gain on disposal within equity														¥ 2,613,000	¥ 298,000	¥ 681,000
Equity interests disposed off (as a percent)												10.00%
Proportion of ownership interest held	76.00%	96.00%			91.00%	96.00%		96.00%			96.00%	85.00%	95.00%	76.00%	85.00%
Carrying amount of non-controlling interests acquired															¥ (1,946,000)
Consideration paid for non-controlling interests	¥ (2,760,000,000)				¥ (940,000,000)										(3,008,000)
Gain on acquisition within equity															¥ 1,062,000
Percentage of voting rights acquired	20.00%				5.00%
Guangzhou Pengai | Equity Interest Purchase
Equity interests disposed off (as a percent)					11.00%						5.00%
Guangzhou Pengai | Equity Interest Sale
Less: consideration received from non-controlling interest									¥ 500,000
Equity interests disposed off (as a percent)					85.00%				5.00%		96.00%
Proportion of ownership interest held									89.00%	94.00%
Shanghai Pengai
Carrying amount of non-controlling interests acquired														¥ 92,000
Consideration paid for non-controlling interests														(125,000)
Gain on acquisition within equity														¥ 217,000
Shanghai Pengai | Equity Interest Sale
Equity interests disposed off (as a percent)			5.00%
Nanchang Pengai
Less: consideration received from non-controlling interest			¥ 125,000
Proportion of ownership interest held			85.00%	80.00%			51.00%							51.00%	51.00%
Consideration paid for non-controlling interests							¥ (950,000)
Percentage of voting rights acquired							19.00%